                                              Rule 497(j)
                                              Reg. No. 333-52930

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Short-Term Low Five Covered Write Option Trust Series 1 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  SHORT-TERM LOW FIVE COVERED WRITE OPTION TRUST SERIES 1
                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC


                                       Kenneth Swankie
                                       Vice President



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549